Accounts Receivable Factoring Agreements Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Concentration of Credit Risks and Accounts Receivable Factoring Agreements (Additional Textual) [Abstract]
Factoring agreement maximum outstanding amount	$ 20.0		$ 20.0
Foreign Subsidiary Factoring agreement maximum outstanding amount	78.0		84.4
Sale of receivable under factoring agreement	174.6	$ 131.7	657.8	$ 414.0
Factoring fees	$ 0.4	$ 0.4	$ 1.6	$ 1.2	$ 1.1